Summary of Significant Accounting Policies - Patent Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Patent costs	$ 1.6	$ 1.7	$ 2.1